Organization and Business Operations - Business Combination Agreement (Details) - USD ($)			5 Months Ended	9 Months Ended
	Oct. 22, 2021	Oct. 12, 2021	Dec. 31, 2020	Sep. 30, 2021	Oct. 20, 2021	Dec. 02, 2020	Dec. 31, 2019
Common stock, par value			$ 0.0001	$ 0.0001			$ 0.0001
Common stock, shares issued			27,962,554	31,274,065			27,962,554
Common stock, shares outstanding			27,962,554	31,274,065			27,962,554
Seaport Global Acquisition Corp
Share Price			$ 9.20
Aggregate purchase price			$ 25,000
PIPE Investors | Seaport Global Acquisition Corp
Issuance of Class B common stock to initial Stockholders (in shares)				5,000,000
Number of shares issued upon conversion				3,593,750
Conversion of Stock, Shares Issued				1
Common stock, shares issued				45,388,516
Common stock, shares outstanding				45,388,516
Backstop Agreements | PIPE Investors | Seaport Global Acquisition Corp
Issuance of Class B common stock to initial Stockholders (in shares)				1,995,989
Initial Public Offering | Seaport Global Acquisition Corp
Common stock, par value						$ 0.0001
Share Price			$ 10.10			$ 10.00
Class A Common Stock | Seaport Global Acquisition Corp
Common stock, par value			$ 0.0001	$ 0.0001
Common stock, shares issued			0	0
Common stock, shares outstanding			0	0
Class A Common Stock | PIPE Investors | Seaport Global Acquisition Corp
Warrants to purchase shares				16,843,750
Common stock, shares issued				12,618,516
Class A Common Stock | Subscription Agreements | PIPE Investors | Seaport Global Acquisition Corp
Common stock, par value				$ 0.0001
Issuance of Class B common stock to initial Stockholders (in shares)				5,000,000
Share Price				$ 10.00
Class B Common Stock | Seaport Global Acquisition Corp
Common stock, par value			$ 0.0001	$ 0.0001
Issuance of Class B common stock to initial Stockholders (in shares)			3,593,750
Conversion of Stock, Shares Issued			1	1
Common stock, shares issued			3,593,750	3,593,750
Common stock, shares outstanding			3,593,750	3,593,750
Aggregate purchase price			$ 359
Class B Common Stock | PIPE Investors | Seaport Global Acquisition Corp
Common stock, shares issued				32,770,000
Common stock, shares outstanding				32,770,000
Subsequent event | Seaport Global Acquisition Corp
Redemption price per share	$ 10.10
Share Price	$ 10.10
Aggregate purchase price	$ 124,723,926
Balance immediately prior to the Closing	$ 20,495,097
Subsequent event | Backstop Agreements | Seaport Global Acquisition Corp
Aggregate purchase price					$ 20,200,000
Subsequent event | Class A Common Stock | Backstop Agreements
Common stock, par value		$ 0.0001
Issuance of Class B common stock to initial Stockholders (in shares)		3,564,356
Redemption price per share		$ 10.10
Threshold number of common stock subject to redemption		10,810,644
Subsequent event | Class A Common Stock | Backstop Agreements | Seaport Global Acquisition Corp
Issuance of Class B common stock to initial Stockholders (in shares)	1,995,989	3,564,356
Redemption price per share		$ 10.10
Threshold number of common stock subject to redemption		10,810,644
Subsequent event | Class A Common Stock | Initial Public Offering | Seaport Global Acquisition Corp
Issuance of Class B common stock to initial Stockholders (in shares)	12,346,223